COST OF SALES - Schedule of Breakdown of Production Costs (Details) - Cost of Sales - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Fees and compensation for services	$ 1,998,902	$ 1,966,075	$ 1,824,080
Salaries, wages, and social security contributions	15,785,849	15,468,760	14,979,917
Transport and traveling expenses	777,077	699,938	566,309
Data processing	59,131	38,690	38,322
Taxes, duties, contributions, and commissions	1,935,708	1,996,908	1,712,573
Depreciation and amortization	13,023,951	11,610,335	10,641,384
Preservation and maintenance costs	9,027,201	9,107,187	7,954,719
Communications	97,219	94,137	105,007
Leases	171,407	108,397	84,704
Employee benefits	471,965	426,772	328,928
Water, natural gas, and energy services	23,003	20,023	25,126
Freight and tolls	11,303,899	10,144,037	7,817,156
Fuels	16,802,813	13,435,158	9,441,454
Insurance	353,035	304,997	282,154
Packaging	3,676,599	4,026,764	4,159,945
Electric power	9,269,520	9,592,575	7,954,730
Contractors	7,314,023	7,308,550	5,591,266
Canon (concession fee)	74,556	76,995	112,629
Security	480,215	493,699	566,589
Others	1,433,130	1,335,445	1,147,005
Total	$ 94,079,203	$ 88,255,442	$ 75,333,997